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J.P. Morgan Series Trust
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

August 11, 1999

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE:      Rule 24f-2 Notice for J.P. Morgan Series Trust with respect to:
               J.P. Morgan Institutional Market Neutral Fund
               J.P. Morgan Institutional Large Cap Growth Fund
               J.P. Morgan Institutional Smart Index (TM) Fund
               (Registration Statement File No. 333-11125)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 90 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:     J.P. Morgan Series Trust
                                         60 State Street, Suite 1300
                                         Boston, MA  02109

2. Name of each series or class of securities for which this Form is filed leave this item blank if the Form is being filed for all series and classes of securities of the issuer):
                                J.P. Morgan Institutional Market Neutral Fund J.P. Morgan Institutional Large Cap Growth Fund J.P. Morgan Institutional Smart Index (TM) Fund

3.        Investment Company Act File Number:  811-07795
          Securities Act File Number:   333-11125

4(a). Last day of fiscal year for which this notice is filed: May 31, 1999

     4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

     4(c). [] Check box if this is the last time the issuer will be filing this Form.


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Division of Investment Management
Securities and Exchange Commission
August 11, 1999
Page 2


5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant
to section 24(f):                                         $20,043,483

     (ii)  Aggregate  price of  securities  redeemed or  repurchased  during the
fiscal year:                                              $ 0

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 0

     (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]: $ 0

     (v) Net sales -- if Item 5(i) is  greater  than Item 5(iv)  [subtract  Item
5(iv) from Item 5(i)]:                                     $20,043,483

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $(0)

     (vii) Multiplier for determining  registration  fee (see instruction  C.8):
                                                           x.000278

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
if no fee is due)                                          = $5,572.09
                                                           =============

     6.  Interest due -- if this Form is being filed more than 90 days after the
end of the issuer's fiscal year (see Instruction D):          +$

     7. Total of the amount of the  registration  fee due plus any  interest due
[Item 5(vii) plus Item 6]:                                 = $5,572.09
                                                           =============


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Division of Investment Management
Securities and Exchange Commission
August 11, 1999
Page 3



8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: August 10, 1999

         Account Number: 0001016937


         Method of Delivery:

                                    [X]     Wire Transfer
                                    [ ]     Mail or other means


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         J.P. MORGAN SERIES TRUST



         /s/Mary Jo Pace
         ---------------------------------------
         Mary Jo Pace
         Vice President and Assistant Treasurer